Commitments and Contingencies (Details) £ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2009 USD ($)	Jun. 30, 2003 GBP (£)	Dec. 31, 2015 USD ($) lease	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Primary Capital Leases
Capital lease obligation			$ 54
Minimum lease payments under capital leases
2016			11
2017			6
2018			4
2019			3
2020			3
After 2020			32
Total			59
Less: Amounts representing interest			5
Less: Current obligations under capital leases			8
Long-term obligations under capital leases			46	$ 59
Minimum lease payments under operating leases
2016			234
2017			191
2018			134
2019			86
2020			72
After 2020			226
Total			943
Warranties/Guarantees:
Accrued product warranty liabilities			28	30
Unconditional Purchase Obligations
Due in 2016			193
Due in 2017			160
Due in 2018			102
Due in 2019			54
Due in 2020			56
Due after 2020			31
Total unconditional purchase obligation commitment			596
Capital and Operating Leases:
Rental expense under operating leases			$ 316	332	$ 330
Number of primary capital leases | lease			3
Capital and operating leases with non-cancelable terms, low end of range			1 year
Building in United Kingdom
Primary Capital Leases
Capital lease term (in years)		22 years
Capital lease obligation		£ 33.5	$ 50
IT Investment
Primary Capital Leases
Capital lease term (in years)	7 years
Capital lease obligation	$ 50
City of Nevada, MO leaseback capital lease obligation
Primary Capital Leases
Capital lease obligation				$ 15